As filed with the Securities and Exchange Commission on September 29, 2023

Securities Act Registration
No. 333-258986
Investment Company Act
Registration No. 811-23731

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 22

and

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 25

BONDBLOXX ETF TRUST

(Exact Name of Registrant as Specified in Declaration of Trust)

700 Larkspur Landing Circle, Suite 250

Larkspur, CA 94939

(800) 896-5089

Name and Address of Agent for Service

BondBloxx Investment Management Corporation

700 Larkspur Landing Circle, Suite 250

Larkspur, CA 94939

Copy to:

Edward Baer

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on November 1, 2023 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 22 to the Registration Statement of BondBloxx ETF Trust on Form N-1A (File No. 333-258986) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until November 1, 2023, the effectiveness of Post-Effective Amendment No. 15 to the Registration Statement as it relates to BondBloxx BBB Rated 1-5 Year Corporate Bond ETF, BondBloxx BBB Rated 5-10 Year Corporate Bond ETF and BondBloxx BBB Rated 10+ Year Corporate Bond ETF, as filed in Post-Effective Amendment No. 15 on April 17, 2023, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 22 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Larkspur and the State of California as of the 29th day of September, 2023.

BondBloxx ETF Trust

By:	/s/ Joanna Gallegos
Joanna Gallegos Chief Executive Officer, President, Secretary and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities as indicated as of the 29th day of September, 2023.

Signature	Title

*	(Trustee)
Allan Eberhart

*	(Trustee)
David Lonergan

*	(Trustee)
Stephen Messinger

*	(Trustee)
H. Michael Williams

*	(Chief Executive Officer, President, Secretary and Trustee)
Joanna Gallegos

*	(Chief Financial Officer, Chief Accounting Officer, Vice President and Treasurer)
Tony Kelly

*By:	/s/ Joanna Gallegos
Joanna Gallegos
Attorney-in-Fact (Pursuant to a Power of Attorney)

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